ARDENT MINES LIMITED - INTERIM BALANCE SHEETS FOR SEPTEMBER 30, 2011 (USD $)	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Current Assets
Cash	$ 779,402	$ 885,978	$ 4,736
Prepaid expenses	35,417
Total Current Assets	814,819	885,978	4,736
Property and equipment, net of accumulated depreciation	9,768	3,641
Mining rights	528,701	250,000
TOTAL ASSETS	1,353,288	1,139,619	4,736
Current Liabilities
Accounts payable	110,732	108,904	6,060
Accrued liabilities	136,938	94,941
Convertible notes payable	750,000	750,000
Related party advances	8,244		38,490
Derivative liabilites	569,387
Total Current Liabilities	1,575,301	953,845	44,550
TOTAL LIABILITIES	1,575,301	953,845	44,550
Stockholders’ Equity (Deficit)
Common Stock, $0.00001 par value, 100,000,000 shares authorized 16,273,391 and 16,013,650 issue and outstanding, respectively	163	160	149
Additional paid-in capital	8,307,183	6,792,917	467,018
Deficit accumulated during the exploration stage	(8,682,851)	(6,607,303)	(506,981)
Accumulated other comprehensive income	153,492
Total Stockholders’ Equity (Deficit)	(222,013)	185,774	(39,814)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 1,353,288	$ 1,139,619	$ 4,736